Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	€ 2,324.3	€ 2,172.8	€ 1,956.6
Cost of sales	(1,626.4)	(1,519.3)	(1,357.2)
Gross profit	697.9	653.5	599.4
Other operating expenses	(359.9)	(352.7)	(319.3)
Exceptional items	(54.5)	(17.7)	(37.2)
Operating profit	283.5	283.1	242.9
Finance income	2.5	1.6	7.2
Finance costs	(75.7)	(57.6)	(81.6)
Net finance costs	(73.2)	(56.0)	(74.4)
Profit before tax	210.3	227.1	168.5
Taxation	(56.7)	(56.6)	(32.0)
Profit for the period	154.0	171.2	136.5
Profit (loss), attributable to non-controlling interests	(0.4)	(0.7)	0.0
Profit (loss)	€ 153.6	€ 170.5	€ 136.5
Earnings per share:
Basic earnings per share (in euros per share)	€ 0.80	€ 0.97	€ 0.78
Diluted earnings per share (in euros per share)	€ 0.78	€ 0.97	€ 0.74